Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Numerator
Net income	$ 95,709	$ 105,060	$ 107,720	$ 100,842	$ 91,130	$ 107,782	$ 116,261	$ 130,990	$ 409,331	$ 446,163	$ 422,122
Less-net income and dividends attributable to participating restricted shares									(3,592)	(4,597)	(4,837)
Numerator for basic earnings per common share									405,739	441,566	417,285
Add-undistributed income allocated to participating restricted shares									2,604	3,539	3,753
Less-undistributed income reallocated to participating restricted shares									(2,569)	(3,485)	(3,698)
Numerator for diluted earnings per common share									$ 405,774	$ 441,620	$ 417,340
Denominator
Weighted average number of shares outstanding - basic									149,168	154,423	159,012
Less-weighted average number of participating restricted shares									(1,309)	(1,591)	(1,822)
Weighted average number of common shares - basic									147,859	152,832	157,190
Effect of assumed conversion of 0.5% convertible notes									5	14	20
Effect of dilutive stock options granted									2,002	2,372	2,334
Weighted average number of common shares - diluted									149,866	155,218	159,544
Basic earnings per common share	$ 0.65	$ 0.71	$ 0.72	$ 0.67	$ 0.60	$ 0.70	$ 0.75	$ 0.84	$ 2.74	$ 2.89	$ 2.65
Diluted earnings per common share	$ 0.64	$ 0.70	$ 0.71	$ 0.66	$ 0.59	$ 0.69	$ 0.74	$ 0.83	$ 2.71	$ 2.85	$ 2.62